Property, plant and equipment	6 Months Ended
Jun. 30, 2026
Disclosure of detailed information about property, plant and equipment [abstract]
Property, plant and equipment

8. Property, plant and equipment

	June 30, 2026	December 31, 2025
Net book value	€	€
Balance at beginning of period	642,470	667,000
Additions	79,004	164,620
Depreciation expenses	(175,699)	(189,150)
Balance at end of period	545,775	642,470

	June 30, 2026	December 31, 2025
Cumulative depreciation	€	€
As of January 1,	(409,286)	(220,136)
Depreciation	(175,699)	(189,150)
Balance at end of period	(584,985)	(409,286)

	June 30, 2026	December 31, 2025
Cumulative Costs	€	€
Balance at beginning of period	1,051,756	887,136
Additions	79,004	164,620
Balance at end of period	1,130,760	1,051,756

During the six months ended June 30, 2026, the Group acquired assets with a cost of €0.1 million (December 31, 2025: €0.2 million). The acquisitions were mainly related to equipment, tools and installations.